Consolidated And Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 294,741	$ 57,373	$ 36,887	$ 56,714
Accounts receivable - trade, less allowance for doubtful accounts of $4,456 in 2013 and $4,576 in 2012	193,181	529,023
Inventories, at lower of cost or market	179,055	217,394
Prepaid expenses and other current assets	15,439	18,172
Total current assets	682,416	821,962
Property, plant and equipment, at cost less accumulated depreciation and amortization of $655,360 in 2013 and $590,568 in 2012	1,190,723	1,169,960
Deferred charges and other assets	8,103	543
Total assets	1,881,242	1,992,465	1,784,983
Current liabilities
Current maturities of long-term debt	14,000	46
Trade accounts payable and accrued liabilities	433,228	705,487
Income taxes payable	72,146	15,605
Deferred income taxes	7,143	12,771
Total current liabilities	526,517	733,909
Long-term debt	547,578	1,124
Deferred income taxes	114,932	129,825
Asset retirement obligations	17,130	15,401
Deferred credits and other liabilities	18,749	7,755
Total liabilities	1,224,906	888,014
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,743,633 shares issued and outstanding at December 31, 2013)	467
Additional paid in capital (APIC)	548,293
Net investment by parent		1,104,451
Retained earnings	107,576
Total stockholders' equity/net investment	656,336	1,104,451	1,118,947	1,808,150
Total liabilities and stockholders' equity/net investment	$ 1,881,242	$ 1,992,465